IMPAIRMENT - Impairment losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment losses
Impairment loss	$ 858,000,000	$ 66,000,000	$ 204,000,000
Additional impairment loss recorded during the period		15,000,000
Property and equipment
Impairment losses
Impairment loss	335,000,000	15,000,000	100,000,000
Intangible assets
Impairment losses
Impairment loss	299,000,000	0	14,000,000
Goodwill
Impairment losses
Impairment loss	224,000,000	51,000,000	78,000,000
Other assets
Impairment losses
Impairment loss			12,000,000
Algeria
Impairment losses
Impairment loss	125,000,000
Algeria | Goodwill
Impairment losses
Impairment loss	125,000,000
Armenia
Impairment losses
Impairment loss	81,000,000	34,000,000
Armenia | Property and equipment
Impairment losses
Impairment loss	46,000,000
Armenia | Intangible assets
Impairment losses
Impairment loss	10,000,000
Armenia | Goodwill
Impairment losses
Impairment loss	25,000,000	34,000,000
Bangladesh
Impairment losses
Impairment loss	451,000,000
Bangladesh | Property and equipment
Impairment losses
Impairment loss	221,000,000
Bangladesh | Intangible assets
Impairment losses
Impairment loss	230,000,000
Georgia
Impairment losses
Impairment loss	50,000,000		29,000,000
Impairment loss allocated to current and non-current assets			29,000,000
Recoverable amounts based on a fair value less costs of disposal			$ 49,000,000
Post-tax discount rate			10.30%
Georgia | Property and equipment
Impairment losses
Impairment loss	31,000,000		$ 16,000,000
Georgia | Intangible assets
Impairment losses
Impairment loss	19,000,000		13,000,000
Kyrgyzstan
Impairment losses
Impairment loss	74,000,000	17,000,000	49,000,000
Impairment loss allocated to current and non-current assets			49,000,000
Recoverable amounts based on a fair value less costs of disposal			$ 219,000,000
Post-tax discount rate			14.50%
Kyrgyzstan | Goodwill
Impairment losses
Impairment loss	74,000,000	17,000,000	$ 49,000,000
Tajikistan
Impairment losses
Impairment loss			88,000,000
Tajikistan | Property and equipment
Impairment losses
Impairment loss			54,000,000
Tajikistan | Intangible assets
Impairment losses
Impairment loss			1,000,000
Tajikistan | Goodwill
Impairment losses
Impairment loss			21,000,000
Tajikistan | Other assets
Impairment losses
Impairment loss			12,000,000
Other
Impairment losses
Impairment loss	77,000,000	15,000,000	38,000,000
Other | Property and equipment
Impairment losses
Impairment loss	37,000,000	$ 15,000,000	30,000,000
Other | Intangible assets
Impairment losses
Impairment loss	$ 40,000,000
Other | Goodwill
Impairment losses
Impairment loss			$ 8,000,000